Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Dec. 30, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Dec. 31, 2015
General Treasury and Agency Money Market Fund | Class B
Prospectus:
Trading Symbol	DABXX